Stock Option Plans - Stock-Based Compensation Expense Related to Issuance of Stock Option Awards to Employees and Nonemployees (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation	$ 4,442	$ 300	$ 515	$ 76
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation	3,806	191	362	54
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation	$ 636	$ 109	$ 153	$ 22